As filed with the Securities and Exchange Commission on September 16, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2008

Date of reporting period:  July 31, 2008

Item 1. Schedules of Investments.

PIC Flexible Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 99.30%	Value
	Aerospace & Defense - 2.24%
305	Precision Castparts Corp.	$28,496
	Air Freight & Logistics - 0.98%
350	Expeditors International of Washington, Inc.	12,428
	Biotechnology - 3.42%
805	Gilead Sciences, Inc. (a)	43,454
	Coal & Consumable Fuel - 2.86%
367	Alpha Natural Resources, Inc. (a)	36,315
	Communications Equipment - 6.10%
1,515	Cisco Systems, Inc. (a)	33,315
360	Research In Motion Ltd. (a)(b)	44,215
		77,530
	Computer Hardware - 7.19%
575	Apple, Inc. (a)	91,396
	Construction & Farm Machinery & Heavy Trucks - 3.29%
580	Joy Global, Inc.	41,888
	Data Processing & Outsourced Services - 2.98%
155	MasterCard, Inc. - Class A	37,843
	Diversified Metals & Mining - 1.45%
247	BHP Billiton Ltd. - ADR	18,441
	Drug Retail - 1.89%
660	CVS Corp.	24,090
	Electronic Equipment Manufacturers - 2.16%
575	Amphenol Corp. - Class A	27,410
	Fertilizers & Agricultural Chemicals - 10.81%
535	Intrepid Potash, Inc. (a)	29,586
365	Monsanto Co.	43,475
315	Potash Corp. of Saskatchewan, Inc. (b)	64,345
		137,406
	Health Care Equipment - 8.03%
670	Edwards Lifesciences Corp. (a)	41,996
193	Intuitive Surgical, Inc. (a)	60,079
		102,075
	HyperMarkets & Super Centers - 2.67%
580	Wal-Mart Stores, Inc.	34,000
	Industrial Gases - 3.83%
520	Praxair, Inc.	48,740
	Industrial Machinery - 5.03%
480	Flowserve Corp.	64,003
	Integrated Oil & Gas - 4.85%
305	Hess Corp.	30,927
550	Petroleo Brasileiro S.A. - ADR	30,750
		61,677
	Internet Retail - 2.44%
270	Priceline.com, Inc. (a)	31,037
	Internet Software & Services - 4.51%
420	Equinix, Inc. (a)	34,171
49	Google, Inc. - Class A (a)	23,214
		57,385
	Oil & Gas Drilling - 1.44%
135	Transocean, Inc. (a)(b)	18,364
	Oil & Gas Equipment & Services - 4.39%
225	Schlumberger Ltd. (b)	22,860
875	Weatherford International Ltd. (a)(b)	33,014
		55,874
	Oil & Gas Exploration & Production - 3.30%
215	Chesapeake Energy Corp.	10,782
225	Continental Resources, Inc. (a)	12,852
550	Petrohawk Energy Corp. (a)	18,326
		41,960
	Railroads - 2.24%
273	Burlington Northern Santa Fe Corp.	28,427
	Restaurants - 1.49%
705	Burger King Holdings, Inc.	18,915
	Semiconductors - 2.17%
785	Broadcom Corp. - Class A (a)	19,068
750	NVIDIA Corp. (a)	8,580
		27,648
	Semiconductors & Semiconductor Equipment - 2.12%
1,825	Marvell Technology Group Ltd. (a)(b)	26,992
	Specialized Finance - 1.36%
173	IntercontinentalExchange, Inc. (a)	17,265
	Steel - 4.06%
200	Cleveland-Cliffs, Inc.	21,682
187	United States Steel Corp.	29,987
		51,669

	TOTAL COMMON STOCKS (Cost $1,148,395)	1,262,728

Shares	MONEY MARKET INVESTMENTS - 0.31%	Value
1,977	SEI Daily Income Trust Government Fund	1,977
1,978	SEI Daily Income Trust Treasury Fund	1,978
	TOTAL MONEY MARKET INVESTMENTS (Cost $3,955)	3,955

	Total Investments in Securities (Cost $1,152,350) - 99.61%	1,266,683
	Other Assets in Excess of Liabilities - 0.39%	4,970
	NET ASSETS - 100.00%	$1,271,653

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$1,152,350

Gross unrealized appreciation	$210,992
Gross unrealized depreciation	(96,659)
Net unrealized depreciation	$114,333

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

PIC Small Cap Growth Fund
Schedule of Investments
July 31, 2008 (Unaudited)

Shares	COMMON STOCKS - 92.89%	Value
	Air Freight & Logistics - 1.49%
2,900	Forward Air Corp.	$106,111
3,800	Hub Group, Inc. - Class A (a)	147,668
		253,779
	Alternative Carriers - 1.28%
3,596	Cogent Communications Group, Inc. (a)	43,368
29,400	PAETEC Holding Corp. (a)	173,166
		216,534
	Apparel, Accessories & Luxury Goods - 0.55%
4,200	Lululemon Athletica, Inc. (a)	93,240
	Application Software - 0.99%
4,966	Nuance Communications, Inc. (a)	77,072
3,456	Ultimate Software Group, Inc. (a)	90,651
		167,723
	Biotechnology - 0.94%
3,830	BioMarin Pharmaceuticals, Inc. (a)	124,666
2,000	Cepheid, Inc. (a)	34,240
		158,906
	Coal & Consumable Fuels - 0.62%
840	Patriot Coal Corp. (a)	105,966
	Commercial Printing - 0.06%
822	Innerworkings, Inc. (a)	9,585
	Communications Equipment - 1.33%
6,700	Neutral Tandem, Inc. (a)	115,776
8,400	Starent Networks Corp. (a)	110,040
		225,816
	Construction & Engineering - 1.45%
9,300	KHD Humboldt Wedag International Ltd. (a)(b)	246,543
	Construction & Farm Machinery & Heavy Trucks - 1.39%
5,100	Titan International, Inc.	235,671
	Construction Materials - 0.65%
8,400	Headwaters, Inc. (a)	110,124
	Consumer Finance - 2.68%
8,700	Cash America International, Inc.	366,792
2,700	World Acceptance Corp. (a)	88,452
		455,244
	Data Processing & Outsourced Services - 1.02%
6,050	CyberSource Corp. (a)	107,387
4,354	ExlService Holdings, Inc. (a)	65,528
		172,915
	Diversified Commercial & Professional Services - 0.56%
3,632	Ritchie Bros. Auctioneers, Inc. (b)	94,832
	Education Services - 4.31%
1,800	American Public Education, Inc. (a)	81,774
1,850	Capella Education Co. (a)	96,570
2,485	Strayer Education, Inc.	553,409
		731,753
	Electrical Components & Equipment - 0.36%
1,600	II-VI, Inc. (a)	61,536
	Environmental & Facilities Services - 1.23%
5,700	Metalico, Inc. (a)	87,780
3,300	Team, Inc. (a)	120,483
		208,263
	Fertilizers & Agricultural Chemicals - 3.10%
9,500	Intrepid Potash, Inc. (a)	525,350
	Footwear - 0.87%
5,418	Iconix Brand Group, Inc. (a)	65,016
4,400	Skechers U.S.A., Inc. - Class A (a)	83,160
		148,176
	Health Care Distributors - 0.56%
2,700	MWI Veterinary Supply, Inc. (a)	94,608
	Health Care Equipment - 4.09%
7,700	IRIS International, Inc. (a)	129,976
1,400	Masimo Corp. (a)	52,878
11,368	Meridian Bioscience, Inc.	295,682
6,600	SonoSite, Inc. (a)	216,216
		694,752
	Health Care Facilities - 0.60%
3,497	VCA Antech, Inc. (a)	101,903
	Health Care Services - 3.62%
9,070	HealthExtras, Inc. (a)	272,191
4,250	ICON plc - ADR (a)	341,445
		613,636
	Home Entertainment Software - 1.40%
9,200	Shanda Interactive Entertainment Ltd. - ADR (a)	237,636
	Homefurnishing Retail - 0.83%
5,100	Aaron Rents, Inc.	140,097
	Hotels, Resorts & Cruise Lines - 2.61%
7,360	Ctrip.com International, Ltd. - ADR	331,863
7,152	Home Inns & Hotels Management, Inc. - ADR (a)	111,857
		443,720
	HyperMarkets & Super Centers - 1.88%
13,600	PriceSmart, Inc.	318,920
	Industrial Machinery - 8.82%
16,865	Altra Holdings, Inc. (a)	281,140
8,300	Chart Industries, Inc. (a)	439,236
2,300	CIRCOR International, Inc.	136,988
4,500	Colfax Corp. (a)	122,805
9,600	Dynamic Materials Corp.	316,128
6,031	RBC Bearings, Inc. (a)	200,651
		1,496,948
	Insurance Brokers - 0.26%
3,100	eHealth, Inc. (a)	45,012
	Internet Software & Services - 6.86%
6,798	Equinix, Inc. (a)	553,085
3,400	Mercadolibre, Inc. (a)	121,890
5,308	Omniture, Inc. (a)	92,094
3,100	Sohu.com, Inc. (a)	233,988
4,600	Vocus, Inc. (a)	163,714
		1,164,771
	Investment Banking & Brokerage - 0.44%
7,336	GFI Group, Inc.	74,020
	IT Consulting & Other Services - 1.69%
5,150	ManTech International Corp. - Class A (a)	287,576
	Leisure Facilities - 1.41%
8,022	Life Time Fitness, Inc. (a)	238,975
	Life Sciences Tools & Services - 4.92%
15,090	Luminex Corp. (a)	331,980
9,900	PAREXEL International Corp. (a)	289,377
610	Pediatrix Medical Group, Inc. (a)	29,676
8,600	Sequenom, Inc. (a)	183,696
		834,729
	Marine - 1.78%
5,300	Eagle Bulk Shipping, Inc. (b)	153,912
1,300	Excel Maritime Carriers Ltd. (b)	48,178
4,200	Seaspan Corp. (b)	99,876
		301,966
	Marine Ports & Services - 2.45%
11,500	Aegean Marine Petroleum Network, Inc. (b)	416,300
	Oil & Gas Equipment & Services - 1.74%
1,327	Core Laboratories N.V. (b)	171,992
3,300	Willbros Group, Inc. (a)(b)	124,014
		296,006
	Oil & Gas Exploration & Production - 10.02%
7,150	Arena Resources, Inc. (a)	292,506
200	Berry Petroleum Co. - Class A	8,608
4,229	Bill Barrett Corp. (a)	173,981
1,700	Carrizo Oil & Gas, Inc. (a)	85,578
15,800	Concho Resources, Inc. (a)	517,450
4,000	Encore Acquisition Co. (a)	247,480
3,125	GMX Resources, Inc. (a)	183,438
1,850	Goodrich Petroleum Corp. (a)	84,823
2,800	Parallel Petroleum Corp. (a)	45,864
1,100	Petroleum Development Corp. (a)	60,841
		1,700,569
	Personal Products - 1.37%
3,602	Chattem, Inc. (a)	232,221
	Research & Consulting Services - 1.25%
12,500	Hill International Inc. (a)	211,875
	Restaurants - 0.32%
5,800	Texas Roadhouse, Inc. - Class A (a)	53,824
	Semiconductors - 2.90%
2,550	Atheros Communications, Inc. (a)	79,050
15,700	AuthenTec, Inc. (a)	119,948
8,300	Netlogic Microsystems, Inc. (a)	265,683
3,759	Silicon Motion Technology Corp. - ADR (a)	27,817
		492,498
	Steel - 1.85%
1,810	Carpenter Technology Corp.	70,047
2,710	Schnitzer Steel Industries, Inc. - Class A	244,550
		314,597
	Systems Software - 3.80%
11,250	Micros Systems, Inc. (a)	356,400
8,600	Sybase, Inc. (a)	289,046
		645,446
	Trucking - 0.54%
2,500	Old Dominion Freight Line, Inc. (a)	91,750

	TOTAL COMMON STOCKS (Cost $13,880,333)	15,766,311

Shares	MONEY MARKET INVESTMENTS - 7.09%	Value
601,688	SEI Daily Income Trust Government Fund	601,688
601,689	SEI Daily Income Trust Treasury Fund	601,689
	TOTAL MONEY MARKET INVESTMENTS (Cost $1,203,377)	1,203,377

	Total Investments in Securities (Cost $15,083,710) - 99.98%	16,969,688
	Other Assets in Excess of Liabilities - 0.02%	3,021
	NET ASSETS - 100.00%	$16,972,709

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
ADR - American Depositary Receipt

The cost basis of investments for federal income tax purposes at July 31, 2008 was as follows*:

Cost of investments	$15,148,926

Gross unrealized appreciation	$2,924,682
Gross unrealized depreciation	(1,103,902)
Net unrealized depreciation	$1,820,762

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/ Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Advisors Series Trust

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/12/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Douglas G. Hess
Douglas G. Hess, President

Date     9/12/2008

By (Signature and Title)*   /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date     9/10/2008

* Print the name and title of each signing officer under his or her signature.